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                            SUPPLEMENT TO PROSPECTUS
                            FOR SEPARATE ACCOUNT N OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                              DATED JANUARY 1, 2002

                                 (Maryland Only)

For Policies issued in the state of Maryland, the Annual Mortality and Expense Risk charge will be as noted below for Policy Years 1 - 10:


                                                              Equivalent Annual
                            Daily Mortality and            Mortality and Expense
Policy Year                 Expense Risk Charge                  Risk Charge

   1-10                        0.000013733%                         0.50%


                        SUPPLEMENT DATED JANUARY 1, 2002




CORPVUL.SUPPJan2002